TAXATION - Additional Information (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2023 USD ($)
TAXATION
Statutory tax rate		24.00%	24.00%	25.00%	25.00%	25.00%
Preferential enterprise income tax rate for three years		15.00%	15.00%
Increase (decrease) in valuation allowance		$ (5,500,000)	¥ (38,700)		¥ 63,310
Net operating loss carry forwards | ¥							¥ 401,300
Income tax paid | ¥			100
Income tax paid foreign | ¥			0		0	¥ 0
Income tax paid state and local | ¥			¥ 0		¥ 0	¥ 0
Withholding income tax rate for dividends from profits of foreign invested enterprises		10.00%	10.00%
Effective income tax rate reconciliation, equity in earnings (losses) of unconsolidated subsidiary, amount | $		$ 0		$ 0
Income tax, statute of limitation under special circumstance		10 years	10 years
Minimum
TAXATION
Period for carry forward of qualified HNTE losses		5 years	5 years
Withholding income tax rate for dividends from profits of foreign invested enterprises		5.00%	5.00%
Percentage of beneficial interest owned		25.00%	25.00%
Income tax, statute of limitation		3 years	3 years
Maximum
TAXATION
Period for carry forward of qualified HNTE losses		10 years	10 years
Withholding income tax rate for dividends from profits of foreign invested enterprises		10.00%	10.00%
Percentage of beneficial interest owned		25.00%	25.00%
Income tax, statute of limitation		5 years	5 years
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT" or the "VIE") (Note 5)
TAXATION
Preferential enterprise income tax rate for three years	15.00%
Cayman Islands
TAXATION
Accrued withholding income tax amount | $		$ 0
Hong Kong
TAXATION
Accrued withholding income tax amount | $		0		0				$ 0
Singapore
TAXATION
Accrued withholding income tax amount | $		$ 0		$ 0				$ 0
United states
TAXATION
Statutory tax rate		21.00%	21.00%
State income tax rate		8.70%	8.70%